Interim Condensed Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interests	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
BALANCE at Dec. 31, 2022		$ 111,322	$ 3,260	$ 949	$ 9,689	$ (690)	$ 197	$ (85,586)	$ 39,141	$ 15,548	$ 54,689
Statement [Line Items]
Loss for the period								(8,200)	(8,200)	(1,336)	(9,536)
Other comprehensive income						139			139	167	306
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD						139		(8,200)	(8,061)	(1,169)	(9,230)
Issuance of shares in consideration for an investment		250							250		250
Subsidiary’s share-based compensation to employees and service providers										51	51
Share based compensation to employees and service providers			419						419		419
Dividend declared by subsidiaries										(153)	(153)
Deemed issuance of shares by a subsidiary					146				146	322	468
Deemed stock exchange listing expenses				290					290		290
Issuance of shares by Jeffs’ Brands				100					100	188	288
Transaction with non-controlling interest by Gix Internet					(522)				(522)	(2,103)	(2,625)
Expiration of options		17	(17)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		267	402	390	(376)				683	(1,695)	(1,012)
BALANCE at Jun. 30, 2023		111,589	3,662	1,339	9,313	(551)	197	(93,786)	31,763	12,684	44,447
BALANCE at Dec. 31, 2023		112,883	2,787	1,239	8,955	(875)	197	(101,610)	23,576	8,859	32,435
Statement [Line Items]
Loss for the period								(8,167)	(8,167)	(3,718)	(11,885)
Other comprehensive income						72			72	117	189
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD						72		(8,167)	(8,095)	(3,601)	(11,696)
Subsidiary’s share-based compensation to employees and service providers										56	56
Share based compensation to employees and service providers		21	123						144		144
Issuance of shares by Viewbix Inc.					(431)				(431)	658	227
Deconsolidation of Jeffs’ Brands										(5,245)	(5,245)
Expiration of options		9	(9)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		30	114		(431)	72		(8,167)	(8,382)	(8,132)	(16,512)
BALANCE at Jun. 30, 2024		$ 112,913	$ 2,901	$ 1,239	$ 8,524	$ (803)	$ 197	$ (109,777)	$ 15,194	$ 727	$ 15,921